October 10, 2006

BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F. Street
Washington, D.C. 20549

Attention: Filing Desk

IndyMac ABS, Inc.
Registration Statement on Form S-3 relating to Asset- Backed Pass-
Through Certificates and Asset-Backed Notes (File #: 333-134691)

Ladies and Gentlemen:

IndyMac ABS, Inc. (the “Registrant”), has caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, the filing fee in the amount of $1,111,206.77 has been wired to you.

The objective of the above-captioned Registration Statement is to respond to the SEC Comment Letter to IndyMac ABS, Inc. dated September 1, 2006 and request acceleration of the effectiveness of the same. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-127617 pursuant to Rule 429 under the Securities Act of 1933, as amended.

We have enclosed marked copies to show changes of the reviewed filing in response to the comments listed below.

Registration Statement on Form S-3

General

1.	In accordance with Item 310 of Regulation S-T, Please file on Edgar a marked copy of your amendment no. 1 and marked copies of any amendments thereafter.

We confirm that that marked copies of amendment no. 1 and amendment no. 2 have been filed on Edgar and that marked copies of any amendments thereafter will also be filed on Edgar.

2.
While we note your response to our prior comment 8 from our letter June 26, 2006, it does not appear that your analysis covers all of the implications of having the same credit support being used by multiple trust sand the risk that one trust would exhaust the credit support intended for a separate trust. Please either remove this feature from your filing or provide us with a comprehensive list of all possible forms of credit enhancement that may be shared among trusts and explaining how each form would be shared among trusts and how such mechanics have been used in the past.

We have removed the cross support feature from our filing. Please refer to updated disclosures.

Signatures

3.	Please revise your signature page to indicate who is signing in the capacity of principal accounting officer.

The registration statement has been revised to indicate that the depositor’s chief financial officer signed in the capacity of principal accounting officer.

In accordance with Rule 461, we request that the Commission, pursuant to its authority under Section 8(a) of the Securities Act of 1933, as amended, accelerate the effectiveness of Registration Statement No. 333-134691 to 3:00 p.m., Eastern Standard Time, October 13, 2006, or as soon thereafter as practicable.

The registrant acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours, IndyMac ABS, Inc.

By:	/s/ Victor Woodworth
Name:	Victor Woodworth
Title:	Vice President